Real Estate Owned and Held-For-Sale (Tables)	12 Months Ended
Dec. 31, 2017
Real Estate Owned and Held-For-Sale
Schedule of real estate owned

	December 31, 2017			December 31, 2016
(in thousands)	Hotel Property	Office Building	Total	Hotel Property	Office Building	Total
Land	$3,294	$4,509	$7,803	$3,294	$4,509	$7,803
Building and intangible assets	30,699	2,010	32,709	30,474	1,563	32,037
Less: Impairment loss	(13,307)	(500)	(13,807)	(11,200)	—	(11,200)
Less: Accumulated depreciation and amortization	(9,228)	(690)	(9,918)	(8,659)	(489)	(9,148)

Real estate owned, net	$11,458	$5,329	$16,787	$13,909	$5,583	$19,492

Schedule of results of operations for properties classified as held-for-sale

        The results of operations for properties classified as held-for-sale are summarized as follows (in thousands):

	Year Ended December
	2016	2015
Revenue:
Property operating income	$2,845	$10,972
Expenses:
Property operating expenses	1,994	8,224
Depreciation	335	1,563

Net income	$516	$1,185